Document and Entity Information	Dec. 22, 2021
Cover [Abstract]
Entity Registrant Name	AWARE INC /MA/
Amendment Flag	false
Entity Central Index Key	0001015739
Document Type	8-K
Document Period End Date	Dec. 22, 2021
Entity Incorporation State Country Code	MA
Entity File Number	000-21129
Entity Tax Identification Number	04-2911026
Entity Address, Address Line One	40 Middlesex Turnpike
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	(781)
Local Phone Number	276-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	AWRE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false